Related-Party Transactions - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Related Party Transactions [Abstract]
Deposits from executive officers, directors and their related business interests	$ 2.1	$ 3.0